Basic and Diluted Earnings Per Share - Schedule of Diluted Earnings Per Share (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares
Schedule of Diluted Earnings Per Share [Abstract]
Net earnings allocated to ordinary share (in Ringgits and Dollars)	RM 2,244,605	$ 512,537	RM (2,575,121)
Add: Effect on interest expenses of AI RCPS (in Ringgits and Dollars)
Net earnings used in the computation of diluted earnings per share (in Ringgits and Dollars)	RM 2,244,605	$ 512,537	RM (2,575,121)
Weighted average number of ordinary shares	20,241,155	20,241,155	20,304,913
Effect of redeemable convertible preference shares
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,241,155	20,241,155	20,304,913
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.11	$ 0.03	RM 0.13